Segment Information (Details) - Schedule of Revenue from Major Customers - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Customer 1 [Member]
Schedule of Revenue from Major Customers [Line Items]
Revenue		[1]		[1]	¥ 60,226
Customer 2 [Member]
Schedule of Revenue from Major Customers [Line Items]
Revenue		[1]	25,396		46,358
Customer 3 [Member]
Schedule of Revenue from Major Customers [Line Items]
Revenue	¥ 31,132		¥ 28,302			[1]

[1]	Less than 10% of the Group’s revenue.